Income and other taxes - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 XOF / $	Sep. 06, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proposed adjustments and other tax liabilities					$ 26,000
Proposed adjustments, penalties, and other tax liabilities					$ 45,000
Closing foreign exchange rate	1.35			611
Deferred tax recovery	$ 12,000	$ 3,300
Deferred tax liability not recognized		112,000	$ 125,000
Unrecognized deferred tax assets		113,854	122,390
Income taxes paid	239,000	324,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		295,000	290,000
Canada | Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets			311,000
Colombia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		1,000	$ 1,000
Fekola | Non-participating Share Capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to priority dividend	$ 36,000	$ 39,000
Priority dividend rate to non-controlling interest	10.00%